Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Sep. 30, 2024
Condensed Consolidated Balance Sheets
Common stock, par value	$ 2.40	$ 2.40
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	1,315,207	889,906
Common stock, shares outstanding	1,315,207	889,906